Redeemable Convertible Preferred Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Schedule of redeemable convertible preferred stock warrants issued and outstanding

As of December 31, 2013 and 2014, the Company had the following redeemable convertible preferred stock warrants issued and outstanding:

Warrant Class:	Number of Shares Underlying Warrants			Fair Value		Issuance Date	Exercise Price per Share
	2013	2014	March 31, 2015	2013	2014
			(unaudited)	(in thousands)
Series B	347,568	—	—	$712	$—	August 2009	$0.22
Series B	277,992	277,992	277,992	570	2,351	June 2011	0.22
Series C	57,000	57,000	57,000	110	475	April 2012	0.33
Series C	1,215,000	1,215,000	1,215,000	1,978	9,728	September 2012	0.67
Series C(1)	405,000	405,000	405,000	658	3,243	September 2012	0.67

Total	2,302,560	1,954,992	1,954,992	$4,028	$15,797

(1)

Represents additional shares that may be exercised pursuant to the Series C redeemable convertible preferred stock warrant issued in September 2012 due to a draw down on a debt financing arrangement in March 2013.

Option Pricing Model for Revaluation of Redeemable Convertible Preferred Stock Warrants

The key assumptions used in the Black-Scholes option-pricing model for the revaluation of the redeemable convertible preferred stock warrants were as follows:

Year Ended December 31,
	2012	2013	2014
Expected term (in years)	1.6 – 6.75	0.61 – 6.94	0.75 – 1.25
Volatility	51.83 – 57.22%	31.24 – 62.72%	46.70 – 54.90%
Risk-free interest rate	0.22 – 1.04%	0.06 – 2.47%	0.11 – 0.21%
Dividend yield	—%	—%	—%